Income Taxes - Income Taxes Refundable and Payable (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Taxes [Abstract]
Income taxes refundable	$ 169.0		$ 152.3
Income taxes payable	(78.4)		(80.1)
Net income taxes refundable	$ 90.6	$ 90.6	$ 72.2	$ 51.4